Schedule of loss profit before tax (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Before Tax
Amortization of intangible asset	$ 231,709	$ 231,710	$ 217,124
Provision for/(reversal of) expected credit loss (“ECL”)	5,166	(2,110)	26,049
Bad debt written off		9,068	227,067
Depreciation of plant and equipment	63,557	55,754	207,649
Employee benefits expense (see below)	1,372,553	1,303,025	1,665,720
Exchange loss/(gain)	222,565	3,754	(96,964)
Loss on disposal of plant and equipment		533
Share-based payment expenses	2,793,413	3,606,000
Written-off of plant and equipment	166	53,295	1,731
Salaries, bonuses, and allowances	1,219,073	1,148,061	1,471,162
Employer’s contribution to defined contributions plans	115,862	118,555	106,688
Skills development levy		$ 1,580	$ 2,035